Label	Element	Value
Socially Responsible Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001062374_SupplementTextBlock

VALIC COMPANY II

Supplement to the Prospectus dated January 1, 2014,

as supplemented to date

Capital Appreciation Fund

Core Bond Fund

High Yield Bond Fund

International Opportunities Fund

Large Cap Value Fund

Mid Cap Growth Fund

Mid Cap Value Fund

Money Market II Fund

Small Cap Growth Fund

Small Cap Value Fund

Socially Responsible Fund

Strategic Bond Fund

(each a “Fund,” and collectively, the “Funds”)

Risk/Return [Heading]	rr_RiskReturnHeading	Socially Responsible Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective immediately, in each of the Fund’s Fund Summary, under Fees and Expenses of the Fund, the second sentence of the first footnote to the table is hereby deleted and replaced with the following:

For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business.

Please retain this supplement for future reference.

Date: May 12, 2014